Subsequent Events (Details) - USD ($)					1 Months Ended	3 Months Ended
		Oct. 15, 2020	Aug. 11, 2020	Jun. 30, 2020	Jul. 24, 2020	Sep. 30, 2020
Subsequent Events (Textual)
Proceed from subscriptions				$ 25,000		$ 25,000
Loan proceeds				$ 200,000
Founder Shares [Member]
Subsequent Events (Textual)
Sponsor founder shares transferred					30,000
Aggregate founder shares transferred					90,000
Subsequent Event [Member]
Subsequent Events (Textual)
Shares to be issued		2,150,000
Maximum percentage of shares		2.50%
Proceed from subscriptions		$ 170,000,000
Redeemable limit of tangible assets		$ 5,000,001
Non redemption shares		2,742,529
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Events (Textual)
Proceed from subscriptions		$ 95,060,000
Shares agreed to purchase		9,506,000
Purchase price of per share		$ 10.00
Class A Common Stock
Subsequent Events (Textual)
Aggregate of holding shares	[1]
Class A Common Stock | Subsequent Event [Member]
Subsequent Events (Textual)
Shares to be issued		21,500,000
FS Development Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Merger shares		21,500,000
Class B Common Stock [Member]
Subsequent Events (Textual)
Aggregate of holding shares	[1]			3,018,750
Stock splits, description			1:1.05 stock split
Class B Common Stock [Member] | Founder Shares [Member]
Subsequent Events (Textual)
Aggregate of holding shares			2,928,750
Total number of shares outstanding			3,018,750

[1]	This number includes up to 393,750 shares of Class B common stock subject to forfeiture by our sponsor if the over-allotment option is not exercised in full or in part by the underwriters.